Shareholder Report, Average Annual Return (Details)				6 Months Ended		10 Months Ended		12 Months Ended	60 Months Ended	105 Months Ended	117 Months Ended	120 Months Ended
	Nov. 30, 2023	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000004223
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Jamestown Equity Fund (The)
C000004216
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Government Street Equity Fund (The)
C000004221
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Government Street Opportunities Fund (The)
C000004218
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Davenport Core Leaders Fund
C000094748
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Davenport Value & Income Fund
C000094749
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Davenport Equity Opportunities Fund
C000150331
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Davenport Small Cap Focus Fund
C000164143
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davenport Balanced Income Fund
C000246245
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Davenport Insider Buying Fund
Without Sales Load [Member] | C000004223
Average Annual Return [Line Items]
Average Annual Return, Percent				11.30%				36.93%	16.97%			12.02%
Without Sales Load [Member] | C000004216
Average Annual Return [Line Items]
Average Annual Return, Percent				12.30%				40.38%	16.78%			12.82%
Without Sales Load [Member] | C000004221
Average Annual Return [Line Items]
Average Annual Return, Percent				3.56%				28.26%	13.91%			12.28%
Without Sales Load [Member] | C000004218
Average Annual Return [Line Items]
Average Annual Return, Percent				8.63%				36.21%	12.95%			11.58%
Without Sales Load [Member] | C000094748
Average Annual Return [Line Items]
Average Annual Return, Percent				8.81%				25.63%	8.23%			8.11%
Without Sales Load [Member] | C000094749
Average Annual Return [Line Items]
Average Annual Return, Percent				(1.46%)				25.60%	11.37%			10.96%
Without Sales Load [Member] | C000150331
Average Annual Return [Line Items]
Average Annual Return, Percent				(5.79%)				14.11%	12.42%		10.61%
Without Sales Load [Member] | C000164143
Average Annual Return [Line Items]
Average Annual Return, Percent				6.89%				18.76%	5.68%	6.09%
Without Sales Load [Member] | C000246245
Average Annual Return [Line Items]
Average Annual Return, Percent				(0.22%)		13.07%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				10.42%				36.35%	15.98%			13.38%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				10.42%				36.35%	15.98%			13.38%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent				9.65%				35.19%	15.26%			12.83%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				10.42%				36.35%	15.98%			13.38%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				10.42%				36.35%	15.98%			13.38%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				10.42%				36.35%	15.98%			13.38%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				10.42%				36.35%	15.98%		13.19%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent				10.42%				36.35%	15.98%	14.61%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				10.42%		27.62%
S&P MidCap 400 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				3.26%				26.79%	11.78%			10.32%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent				7.06%				27.76%	10.69%			9.23%
Russell Midcap Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				5.56%				29.33%	11.30%			10.19%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent				5.69%				26.76%	9.39%		7.99%
60% Russell 1000 Value/40% Bloomberg U.S. Interm. Govt/Credit
Average Annual Return [Line Items]
Line Graph and Table Measure Name		60% Russell 1000 Value/40% Bloomberg U.S. Interm. Govt/Credit
Average Annual Return, Percent				6.20%				20.25%	7.21%	7.34%
Bloomberg U.S. Intermediate Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Government/Credit Index
Average Annual Return, Percent				4.83%				9.45%	1.26%	2.02%
Morningstar US Moderate Target Allocation NR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Moderate Target Allocation NR (USD)
Average Annual Return, Percent				7.63%				23.96%	8.68%	8.56%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Total Return
Average Annual Return, Percent				7.06%				27.76%	10.69%	10.50%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent				7.06%		23.14%